Consolidated Statements of Comprehensive Income (Loss) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Total revenue from external customers (Notes 4, 35, 45, 47)	₩ 59,913,607	₩ 57,925,837	₩ 58,568,082
Sales of goods	58,702,209	56,684,312	56,894,876
Sales of construction services (Note 20)	754,998	812,175	1,264,916
Sales of services	456,400	429,350	408,290
Cost of sales	(63,559,178)	(51,804,596)	(57,779,835)
Cost of sales (Notes 14,25,43 and 47)	(62,079,313)	(50,353,315)	(55,750,468)
Cost of sales of construction services	(898,963)	(1,009,430)	(998,766)
Cost of sales of services	(580,902)	(441,851)	(1,030,601)
Gross profit (loss)	(3,645,571)	6,121,241	788,247
Selling and administrative expenses (Notes 25,36,43 and 47)	(2,875,784)	(2,678,443)	(2,669,576)
Other income (Note 28 and 37)	1,034,133	1,036,448	997,973
Other expenses (Note 37)	(257,932)	(417,720)	(241,913)
Other gains (losses), net (Note 38)	8,519	35,094	(582,258)
Operating profit (loss) (Note 4)	(5,736,635)	4,096,620	(1,707,527)
Finance income (Notes 5,12 and 39)	1,402,614	1,510,249	1,009,706
Finance expenses (Notes 5,12 and 40)	(3,245,777)	(2,896,443)	(2,782,156)
Share in profit of associates and joint ventures	775,588	398,972	257,673
Gain on disposal of investments in associates and joint ventures	1,844	10,165	70,094
Share in loss of associates and joint ventures	(218,532)	(119,848)	(90,853)
Loss on disposal of investments in associates and joint ventures	(64,119)	(16)	(2)
Impairment loss on investments in associates and joint ventures	0	(1,556)	(22,517)
Loss on disposal of investments in subsidiaries	(197)	(6,610)	(256)
Profit (loss) related to associates, joint ventures and subsidiaries (Notes 4,16 and 17)	494,584	281,107	214,139
Profit (loss) before income tax	(7,085,214)	2,991,533	(3,265,838)
Income tax benefit (expense) (Note 41)	1,855,989	(899,064)	1,002,303
Profit (loss) for the year	(5,229,225)	2,092,469	(2,263,535)
Other comprehensive income (loss), net of tax (Notes 5,12,25,31 and 34)	599,614	(219,841)	135,196
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability (Notes 25 and 31)	210,409	(69,804)	42,315
Share in other comprehensive income (loss) of associates and joint ventures (Note 31)	3,609	3,181	(6,789)
Net change in fair value of financial assets at fair value through other comprehensive income (Note 34)	59,024	(8,532)	(11,732)
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting (Notes 5, 12 and 34)	(15,778)	64,561	19,242
Foreign currency translation of foreign operations (Note 34)	41,189	(76,442)	72,816
Share in other comprehensive income (loss) of associates and joint ventures (Note 34)	301,161	(132,805)	19,344
Total comprehensive income (loss) for the year	(4,629,611)	1,872,628	(2,128,339)
Profit (loss) attributable to:
Owners of the controlling company (Note 44)	(5,315,055)	1,991,347	(2,345,517)
Non-controlling interests	85,830	101,122	81,982
Profit (loss) for the year	(5,229,225)	2,092,469	(2,263,535)
Total comprehensive income (loss) attributable to:
Owners of the controlling company	(4,754,046)	1,802,824	(2,239,147)
Non-controlling interests	124,435	69,804	110,808
Total comprehensive income (loss) for the year	₩ (4,629,611)	₩ 1,872,628	₩ (2,128,339)
Earnings (loss) per share (in won) ((Note 44)
Basic earnings (loss) per share	₩ (8,279)	₩ 3,102	₩ (3,654)
Diluted earnings (loss) per share	₩ (8,279)	₩ 3,102	₩ (3,654)